Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Schedule of Intangible Assets, Net [Line Items]
Total	$ 247,048	$ 1,937,345	$ 1,982,510
Less: accumulated amortization	(171,432)	(1,344,368)	(1,331,810)
Intangible assets, net	75,616	592,977	650,700
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Total	137,734	1,080,111	1,156,390
Patent [Member]
Schedule of Intangible Assets, Net [Line Items]
Total	$ 109,314	$ 857,234	$ 826,120